Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Detail of Income Tax Expense
The detail of income tax expense for the fiscal years ended March 31, 2024, 2023 and 2022 was as follows:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Current tax:
Charge for period (1)	¥368,050	¥184,662	¥190,842
Deferred tax:
Origination and reversal of temporary differences	(53,813)	146,130	(25,248)
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(2,198)	(4,765)	(4,205)

Total deferred tax expense (benefit)	(56,011)	141,365	(29,453)

Total income tax expense	¥312,039	¥326,027	¥161,389

(1)
As a result of the adoption of IFRS 9, the current income tax expenses of ¥71,524 million, ¥39,837 million and ¥44,110 million were recognized directly in equity for the fiscal years ended March 31, 2024, 2023 and 2022, respectively.

Reconciliations of Effective Income Tax Rates
The following table shows the reconciliations of the effective income tax rates for the fiscal years ended March 31, 2024, 2023 and 2022.

	For the fiscal year ended March 31,
	2024		2023		2022

	(In millions, except percentages)
Profit before tax	¥1,207,789		¥1,261,876		¥676,464
Income tax expense	312,039		326,027		161,389
Effective income tax rate	25.8%		25.8%		23.9%
Effective statutory tax rate in Japan (1)	30.6%		30.6%		30.6%
Tax impact of share of post-tax (profit) loss in associates and joint ventures	(4.1%	)	(2.1%	)	0.5%
Tax impact of impairment losses and reversal of impairment losses for investments in associates and joint ventures—net	2.3%		0.8%		(4.5%	)
Non-Japanese earnings	(1.6%	)	(1.3%	)	(2.2%	)
Nontaxable dividends received	(1.1%	)	(0.8%	)	(1.3%	)
Effect of the change in the write-down of deferred tax assets on the current fiscal year income tax expense	(0.2%	)	(0.4%	)	(0.6%	)
Tax impact of impairment losses of goodwill	—		0.9%		—
Others—net	(0.1%	)	(1.9%	)	1.4%

Effective income tax rate	25.8%		25.8%		23.9%

(1)
The effective statutory tax rate in Japan for the fiscal year ended March 31, 2024, 2023 and 2022 is the aggregate of the effective corporation tax rate of 23.2%, the effective local corporation tax rate of 2.4%, the effective inhabitant tax rate of 2.4% and the effective enterprise tax rate of 2.6%, all of which are payable by corporate entities on taxable profits under the tax laws in Japan.